Changes in working capital (Tables)	12 Months Ended
Dec. 31, 2024
Changes in working capital
Summary of changes in working capital

For the years ended December 31	2024	2023
Increase in amounts receivable and other assets	$(2,737)	$(4,168)
Increase in inventory[1]	(1,128)	(363)
Increase in amounts payable and other liabilities	3,639	2,799
Change in working capital	$(226)	$(1,732)
1.	Excludes depletion.